SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Geographic segmentation of assets

The Company operates in one operating segment, being the acquisition, exploration and development of mineral properties. Geographic segmentation of the Company’s non-current assets is as follows:

	December 31, 2019
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	12,005	89,826	35,721	21,932	159,484
Mineral properties	-	8,600,658	-	15,182,226	23,782,884
	$12,005	$8,690,484	$56,776	$15,204,158	$23,963,423

	December 31, 2018
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	14,839	22,713	33,440	30,170	101,162
Mineral properties	-	3,643,720	-	-	3,643,720
	$14,839	$3,666,433	$54,495	$30,170	$3,765,937

	December 31, 2017
	Canada	USA	Mongolia	Bolivia	Total
Reclamation deposits	$-	$-	$21,055	$-	$21,055
Equipment	18,376	-	48,364	465,171	531,911
Mineral properties	-	490,356	-	12,809,550	13,299,906
	$18,376	$490,356	$69,419	$13,274,721	$13,852,872